KEYPORT ADVISOR CHARTER
         GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACTS
                            ISSUED BY
                       Variable Account A
                               OF
                 KEYPORT LIFE INSURANCE COMPANY
                SUPPLEMENT DATED NOVMBER 1, 1999
                               TO
                  PROSPECTUS DATED JULY 1, 1999
-----------------------------------------------------------------

This supplement contains information about the Liberty All-Star
Equity Sub-Account and PIP variable annuity payments.

Effective November 1, 1999, Wilke/Thompson Capital Management,
Inc., a portfolio manager of the Liberty All-Star Equity Fund, Variable Series, will be replaced by TCW Funds Management, Inc.

The prospectus provides that specified changes may be made to PIP variable payments under Option A if the time period between changes is a year, measured from the date of the prior change. For regular PIPs, the beginning date of this yearly period is being changed to the initial payment date. Thus, regular PIP changes may be made only on the anniversary of the date of your first payment.

-----------------------------------------------------------------
                     Client Service Hotline
                          800-367-3653

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


KAC.SUP(3)                                                  11/99